Investments in Equity Accounted Investees - Summary of Consolidated Investments in Associates (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	10.00%	10.00%
Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	10.00%	10.00%
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	14.00%	16.00%
Bottom of range [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	14.00%
Top of range [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	16.00%
Entity that has significant influence over the Parent Company [member] | Top of range [member] | Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the Parent Company [member] | Top of range [member] | Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the Parent Company [member] | Top of range [member] | Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%